Financial Instruments Measured At Fair Value, on Recurring Basis (Detail) (Fair Value, Recurring, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Financial instruments measured at fair value, on a recurring basis
Trading securities	$ 10.8	$ 11.4
Interest rate swaps	(5.6)	(5.8)
Total financial instruments at fair value	5.2	5.6
Level 1
Financial instruments measured at fair value, on a recurring basis
Trading securities	10.8	11.4
Total financial instruments at fair value	10.8	11.4
Level 2
Financial instruments measured at fair value, on a recurring basis
Interest rate swaps	(5.6)	(5.8)
Total financial instruments at fair value	$ (5.6)	$ (5.8)